Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Term Loan	Jul. 03, 2006 Term Loan	Aug. 16, 2012 Interest Rate Swap	Aug. 31, 2012 Interest Rate Swap	Dec. 31, 2013 Interest Rate Swap	Dec. 31, 2011 Interest Rate Swap	Dec. 31, 2013 Class B Liability Awards	Dec. 31, 2013 Maximum	Dec. 31, 2013 Minimum
Summary Of Significant Accounting Policies [Line Items]
Operating Segment	1
Portfolio Manager Performance Period	3 years
Useful life of Property and equipment											7 years	3 years
Debt principal amount				$ 400,000	$ 400,000				$ 400,000
Payments to settle derivative	0	1,135	0			1,100	1,135
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years									5 years
Accrued fees to intermediaries	5,401	3,592
Partnership distributions	$ 332,000	$ 135,000	$ 122,800					$ 290,500